Government grant liabilities (Details) - Schedule of Government Grant Liabilities - CAD ($)	10 Months Ended		12 Months Ended
	Dec. 02, 2022	Dec. 02, 2021	Sep. 30, 2023
Schedule of Government Grant Liabilities [Abstract]
Balance, beginning of year	$ 1,159,487	$ 420,000	$ 1,409,694
Grants received	178,856	191,902
Accretion interest expense	384,985	157,202	323,250
Loss (gain) on remeasurement due to changes in forecasts	(463,552)	410,740	(248,915)
Foreign exchange loss (gain)	149,918	(20,357)	(15,733)
Balance, end of year	1,409,694	1,159,487	1,468,296
Current			568,807
Non-current	$ 1,409,694	$ 1,159,487	$ 899,489